SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of supplementary financial statement information [Abstract]
Government institutions	$ 687	$ 140
Other	34	2
Other receivables	$ 721	$ 142